Summary of Significant Accounting Policies - Cash (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) Day	Dec. 31, 2020 USD ($)
Cash and Cash Equivalents [Line Items]
Receivables from credit card processors | $	$ 700	$ 800
Restricted cash | $	$ 468	$ 400
Minimum
Cash and Cash Equivalents [Line Items]
Number of business days to convert credit card receivables to cash | Day	3
Maximum
Cash and Cash Equivalents [Line Items]
Number of business days to convert credit card receivables to cash | Day	5